Intangible Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 411,873	$ 411,405
Accumulated Amortization	341,848	311,551
Net	70,025	99,854
Source code [Member]
Cost	19,615	19,615
Accumulated Amortization	19,615	19,615
Net
URL [Member]
Cost	51,041	50,573
Accumulated Amortization	22,616	17,549
Net	28,425	33,024
Web-site contents [Member]
Cost	178,456	178,456
Accumulated Amortization	136,856	111,626
Net	41,600	66,830
Subscribers list [Member]
Cost	56,845	56,845
Accumulated Amortization	52,845	56,845
Net
Client accounts [Member]
Cost	98,070	98,070
Accumulated Amortization	98,070	98,070
Net
Trade name [Member]
Cost	7,846	7,846
Accumulated Amortization	7,846	7,846
Net